Supplemental cash flow information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of supplement cash flow information [Line Items]
Other, net	¥ 494,551	¥ 1,392,565	¥ (207,829)
Net increase in time deposits [Member]
Disclosure of supplement cash flow information [Line Items]
Other, net	¥ 666,401	¥ 1,395,707